Other Non-Current Assets - Schedule of Other Non-Current Assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Non-Current Assets [Abstract]
Account receivables of collaborative arrangement- non-current	¥ 1,425,276		¥ 1,811,146
Prepayments and other receivables due from YJW and KeKe non-current	63,388,790		54,508,401
Total	¥ 64,814,066	$ 9,268,288	¥ 56,319,547